Share-based Compensation - RCUs movement (Details) - RCUs $ in Thousands									12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Apr. 03, 2018 EquityInstruments	Apr. 02, 2018 EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Apr. 03, 2017 EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Apr. 01, 2016 EquityInstruments	Apr. 01, 2015 EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments									67,475	41,924
Granted during the period | EquityInstruments			24,608		26,097		24,925	16,999	24,608	26,097
Forfeited during the year | EquityInstruments										(546)
Vested during the period | EquityInstruments		(16,999)							(16,999)
Outstanding at end of the period | EquityInstruments	75,084			67,475		41,924			75,084	67,475
Weighted average contractual life
Weighted average contractual life	1 year 3 months			1 year 4 months 17 days		1 year 10 months 2 days
Aggregate fair value
Outstanding at the beginning of the period | $									$ 1,429	$ 820
Granted during the period | $									576	622
Forfeited during the year | $										(13)
Vested during the period | $									(410)
Outstanding at the end of the period | $	$ 1,595			$ 1,429		$ 820			$ 1,595	$ 1,429